Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 71.8%
Communication Services — 3.9%
Interactive Media & Services — 2.5%
Alphabet Inc., Class A Shares	20,214	$4,124,060
Meta Platforms Inc., Class A Shares	7,772	5,356,307
Total Interactive Media & Services		9,480,367
Wireless Telecommunication Services — 1.4%
T-Mobile US Inc.	23,834	5,552,607

Total Communication Services		15,032,974
Consumer Discretionary — 1.2%
Household Durables — 1.2%
Lennar Corp., Class A Shares	33,339	4,375,411
Millrose Properties Inc., Class A Shares	16,670	155,026 *(a)(b)

Total Consumer Discretionary		4,530,437
Consumer Staples — 4.0%
Beverages — 1.1%
Coca-Cola Co.	64,564	4,098,523
Food Products — 1.0%
McCormick & Co. Inc., Non Voting Shares	50,020	3,863,044
Household Products — 1.9%
Colgate-Palmolive Co.	40,467	3,508,489
Procter & Gamble Co.	22,118	3,671,367
Total Household Products		7,179,856

Total Consumer Staples		15,141,423
Energy — 5.6%
Oil, Gas & Consumable Fuels — 5.6%
Cheniere Energy Inc.	22,600	5,054,490
Enbridge Inc.	65,106	2,815,183
ONEOK Inc.	104,799	10,183,319
Williams Cos. Inc.	62,870	3,484,884

Total Energy		21,537,876
Financials — 11.1%
Banks — 4.4%
Bank of America Corp.	82,400	3,815,120
Citigroup Inc.	46,700	3,802,781
JPMorgan Chase & Co.	34,457	9,210,356
Total Banks		16,828,257
Capital Markets — 5.6%
Blackstone Inc.	53,984	9,561,106
Blue Owl Capital Inc.	385,083	10,016,009
Intercontinental Exchange Inc.	11,410	1,823,660
Total Capital Markets		21,400,775
Insurance — 1.1%
MetLife Inc.	45,600	3,944,856

Total Financials		42,173,888
Health Care — 8.0%
Biotechnology — 1.7%
AbbVie Inc.	25,664	4,719,609
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Amgen Inc.	6,130	$1,749,625
Total Biotechnology		6,469,234
Health Care Providers & Services — 1.6%
McKesson Corp.	7,500	4,460,625
UnitedHealth Group Inc.	2,849	1,545,554
Total Health Care Providers & Services		6,006,179
Pharmaceuticals — 4.7%
Eli Lilly & Co.	3,554	2,882,579
Johnson & Johnson	32,440	4,935,746
Merck & Co. Inc.	53,889	5,325,311
Roche Holding AG, ADR	122,700	4,815,975
Total Pharmaceuticals		17,959,611

Total Health Care		30,435,024
Industrials — 8.2%
Aerospace & Defense — 2.6%
L3Harris Technologies Inc.	14,600	3,095,346
Lockheed Martin Corp.	9,192	4,255,437
Northrop Grumman Corp.	5,327	2,595,687
Total Aerospace & Defense		9,946,470
Electrical Equipment — 1.6%
Emerson Electric Co.	46,731	6,072,694
Ground Transportation — 1.7%
Union Pacific Corp.	25,827	6,399,672
Industrial Conglomerates — 1.4%
Honeywell International Inc.	24,300	5,436,396
Machinery — 0.9%
Otis Worldwide Corp.	35,992	3,434,357

Total Industrials		31,289,589
Information Technology — 16.8%
Semiconductors & Semiconductor Equipment — 7.3%
ASML Holding NV, Registered Shares	5,691	4,207,413
Broadcom Inc.	64,423	14,254,877
NXP Semiconductors NV	17,895	3,732,002
QUALCOMM Inc.	22,353	3,865,504
Texas Instruments Inc.	10,135	1,871,023
Total Semiconductors & Semiconductor Equipment		27,930,819
Software — 7.1%
Intuit Inc.	3,755	2,258,670
Microsoft Corp.	25,895	10,747,979
Oracle Corp.	43,078	7,325,845
Salesforce Inc.	19,757	6,750,967
Total Software		27,083,461
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	39,031	9,211,316

Total Information Technology		64,225,596
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 10.4%
Health Care REITs — 0.6%
Alexandria Real Estate Equities Inc.	19,181	$1,867,270
Global Medical REIT Inc.	74,200	581,728
Total Health Care REITs		2,448,998
Industrial REITs — 1.5%
Lineage Inc.	64,357	3,861,420
Prologis Inc.	15,790	1,882,957
Total Industrial REITs		5,744,377
Residential REITs — 3.6%
American Homes 4 Rent, Class A Shares	156,676	5,425,690
Equity LifeStyle Properties Inc.	72,632	4,753,764
Equity Residential	47,425	3,349,628
Total Residential REITs		13,529,082
Specialized REITs — 4.7%
American Tower Corp.	22,689	4,196,331
Digital Realty Trust Inc.	17,363	2,845,101
Equinix Inc.	6,470	5,911,380
Gaming and Leisure Properties Inc.	99,671	4,823,080
Total Specialized REITs		17,775,892

Total Real Estate		39,498,349
Utilities — 2.6%
Electric Utilities — 1.6%
PPL Corp.	176,979	5,946,494
Multi-Utilities — 1.0%
Public Service Enterprise Group Inc.	22,398	1,871,129
Sempra	23,243	1,927,542
Total Multi-Utilities		3,798,671

Total Utilities		9,745,165
Total Common Stocks (Cost — $188,013,487)		273,610,321
	Shares/Units
Master Limited Partnerships — 17.1%
Diversified Energy Infrastructure — 12.2%
Energy Transfer LP	1,038,120	21,260,698
Enterprise Products Partners LP	481,870	15,733,055
Plains GP Holdings LP, Class A Shares	454,334	9,609,164 *
Total Diversified Energy Infrastructure		46,602,917
Oil/Refined Products — 3.7%
CrossAmerica Partners LP	102,990	2,397,607
MPLX LP	189,680	9,865,257
Sunoco LP	32,166	1,811,911
Total Oil/Refined Products		14,074,775
Petrochemicals — 1.2%
Westlake Chemical Partners LP	183,299	4,472,496

Total Master Limited Partnerships (Cost — $13,772,354)		65,150,188
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Convertible Preferred Stocks — 8.3%
Financials — 4.2%
Capital Markets — 1.5%
Ares Management Corp., Non Voting Shares	6.750%	92,563	$5,617,649
Financial Services — 2.7%
Apollo Global Management Inc.	6.750%	118,046	10,515,538

Total Financials			16,133,187
Industrials — 1.3%
Aerospace & Defense — 1.3%
Boeing Co.	6.000%	79,604	4,775,444

Information Technology — 1.3%
Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	7.625%	81,900	5,006,547

Utilities — 1.5%
Electric Utilities — 1.5%
NextEra Energy Inc.	6.926%	140,000	5,807,200

Total Convertible Preferred Stocks (Cost — $24,887,931)			31,722,378
Investments in Underlying Funds — 1.7%
Ares Capital Corp. (Cost — $5,128,331)		278,760	6,598,249 (c)
Total Investments before Short-Term Investments (Cost — $231,802,103)			377,081,136

Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	2,094,143	2,094,143 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	2,094,143	2,094,143 (d)(e)

Total Short-Term Investments (Cost — $4,188,286)			4,188,286
Total Investments — 100.0% (Cost — $235,990,389)			381,269,422
Liabilities in Excess of Other Assets — (0.0)%††			(47,733)
Total Net Assets — 100.0%			$381,221,689

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Security is a business development company.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $2,094,143 and the cost was $2,094,143 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$4,375,411	—	$155,026	$4,530,437
Other Common Stocks	269,079,884	—	—	269,079,884
Master Limited Partnerships	65,150,188	—	—	65,150,188
Convertible Preferred Stocks	31,722,378	—	—	31,722,378
Investments in Underlying Funds	6,598,249	—	—	6,598,249
Total Long-Term Investments	376,926,110	—	155,026	377,081,136
Short-Term Investments†	4,188,286	—	—	4,188,286
Total Investments	$381,114,396	—	$155,026	$381,269,422

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,398,430	$13,927,596	13,927,596	$13,231,883	13,231,883

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$12,825	—	$2,094,143

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report